CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury Stock USD ($)	Treasury Stock CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at beginning of year at Dec. 31, 2015		¥ 310,000		¥ 1,473,468,000		¥ (94,275,000)		¥ 1,326,000		¥ (663,506,000)		¥ 3,902,000		¥ 461,000		¥ 721,686,000
Balance at beginning of year (in shares) at Dec. 31, 2015 | shares	400,069,875	400,069,875
Net loss										(913,477,000)				(776,000)		(914,253,000)
Other comprehensive loss
Foreign currency translation adjustment												(293,000)				(293,000)
Unrealized holding gain on available-for-sale investment												659,000				659,000
Amounts reclassified from accumulated other comprehensive income												(3,552,000)				(3,552,000)
Share-based compensation				85,025,000												85,025,000
Repurchase of shares						(39,402,000)										(39,402,000)
Repurchase of shares (in shares) | shares	(13,730,656)	(13,730,656)
Exercise of employee stock options		¥ 1,000		3,938,000		4,122,000				(452,000)						¥ 7,609,000
Exercise of employee stock options (in shares) | shares	1,325,241	1,325,241													1,325,241	1,325,241
Restricted shares vested		¥ 23,000		(23,000)		105,024,000				(105,024,000)
Restricted shares vested (in shares) | shares	33,762,181	33,762,181													33,762,181	33,762,181
Shares issued to depository bank (in shares) | shares	23,000,000	23,000,000
Settlement of share options exercised with shares held by depository bank (in shares) | shares	(35,087,422)	(35,087,422)
Balance at end of year at Dec. 31, 2016		¥ 334,000		1,562,408,000		(24,531,000)		1,326,000		(1,682,459,000)		716,000		(315,000)		¥ (142,521,000)
Balance at end of year (in shares) at Dec. 31, 2016 | shares	409,339,219	409,339,219
Net loss										(369,161,000)				(2,005,000)		(371,166,000)
Other comprehensive loss
Foreign currency translation adjustment												2,748,000				2,748,000
Unrealized holding gain on available-for-sale investment												(4,195,000)				(4,195,000)
Amounts reclassified from accumulated other comprehensive income												3,290,000				3,290,000
Share-based compensation				10,937,000												10,937,000
Repurchase of shares																¥ 0
Restricted shares vested		¥ 4,000		(4,000)		24,531,000				(24,531,000)
Restricted shares vested (in shares) | shares	20,555,835	20,555,835													3,627,709	3,627,709
Settlement of share options exercised with shares held by depository bank (in shares) | shares	(3,627,709)	(3,627,709)
Balance at end of year at Dec. 31, 2017		¥ 338,000		1,573,341,000				1,326,000		(2,076,151,000)		2,559,000		(2,320,000)		¥ (500,907,000)
Balance at end of year (in shares) at Dec. 31, 2017 | shares	426,267,345	426,267,345
Net loss										(24,418,000)				(1,395,000)	$ (3,754)	(25,813,000)
Other comprehensive loss
Foreign currency translation adjustment												(1,037,000)			(151)	(1,037,000)
Amounts reclassified from accumulated other comprehensive income												0
Share-based compensation				4,157,000												4,157,000
Repurchase of shares																0
Share Settlement Of Individual Income Tax On Exercise Of Options						(18,035,000)									$ (2,623)	(18,035,000)
Exercise of employee stock options				1,656,000		1,000										¥ 1,657,000
Exercise of employee stock options (in shares) | shares	1,096,896	1,096,896													1,096,896	1,096,896
Restricted shares vested				(1,000)		1,000
Restricted shares vested (in shares) | shares	2,040,736	2,040,736													2,040,736	2,040,736
Balance at end of year at Dec. 31, 2018	$ 49	¥ 338,000	$ 229,678	¥ 1,579,153,000	$ (2,623)	¥ (18,033,000)	$ 193	¥ 1,326,000	$ (305,515)	¥ (2,100,569,000)	$ 221	¥ 1,522,000	$ (540)	¥ (3,715,000)	$ (78,537)	¥ (539,978,000)
Balance at end of year (in shares) at Dec. 31, 2018 | shares	429,404,977	429,404,977